Changes in Carrying Amount of Goodwill (Detail)	12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 USD ($)
Goodwill [Line Items]
Gross Amount, Balance at beginning of period	9,710,854	10,011,247	40,235,526	$ 1,570,779
Gross Amount, Write-off fully impaired goodwill			(30,199,751)
Translation difference	35,200	(300,393)	(24,528)
Gross Amount, Balance at end of period	9,746,054	9,710,854	10,011,247	1,570,779
Accumulated Impairment Loss, Balance at beginning of period	0	0	(30,199,751)	0
Accumulated Impairment Loss, Write-off fully impaired goodwill			30,199,751
Accumulated Impairment Loss, Balance at end of period	0	0	0	0
Net Amount, Balance at beginning of period	9,710,854	10,011,247	10,035,775	1,570,779
Net Amount, Write-off fully impaired goodwill			0
Translation difference	35,200	(300,393)	(24,528)
Net Amount, Balance at end of period	9,746,054	9,710,854	10,011,247	$ 1,570,779